Change in non-cash working capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018
Change in non-cash working capital
Decrease (increase) in accounts receivable	$ 12,458	$ (1,797)
Decrease (increase) in other current assets	5,715	(7,628)
Decrease (increase) in inventory, net of fair value adjustment	(22,151)	(7,045)
Decrease (increase) in biological assets, net of fair value adjustment	(17,322)	(367)
Increase (decrease) in accounts payable and accrued liabilities	(10,998)	3,764
Increase (decrease) in income taxes payable	(882)	2,662
Increase (decrease) in deferred revenue	11,689
Total	$ (21,491)	$ (10,411)